UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Annual Report

September 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2015

Eaton Vance

Atlanta Capital SMID-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 30

Federal Tax Information	20

Board of Trustees’ Contract Approval	31

Management and Organization	34

Important Notices	37

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

A sharp downturn late in the period left the major U.S. stock indices with either losses or modest gains for the 12 months ended September 30, 2015.

U.S. equity markets opened the period on the downside amid renewed worries about the global economy, international conflicts and elevated stock valuations. However, U.S. stocks rebounded in late 2014, buoyed by positive economic data and the U.S. Federal Reserve (the Fed) ending its bond-buying stimulus program.

In the first quarter of 2015, harsh winter weather, along with West Coast port strikes and the strong U.S. dollar, adversely impacted U.S. economic growth. Although an improving job market and rising retail sales helped the U.S. economy regain some momentum, weakness persisted in certain areas, such as factory output. The uneven pattern of economic growth led the Fed to reassure investors in mid-June 2015 that eventual interest-rate hikes would be gradual and would proceed slowly. U.S. stocks rose following the Fed’s reassurance, with the technology-laden NASDAQ Composite Index2 reaching a new record high. Subsequently, however, the mounting Greek debt crisis and signs of economic weakness in China sent stocks lower. U.S. equity markets dropped in August 2015 on growing concerns about China and the timing of the Fed’s first rate hike. U.S. stocks then recouped some of those losses in a brief rally, only to retreat again late in the period after the Fed left interest rates unchanged.

The blue-chip Dow Jones Industrial Average fell 2.11% for the 12-month period, while the broader U.S. equity market, as represented by the S&P 500 Index, lost 0.61%. The NASDAQ Composite Index was able to hold on to some of its earlier gains, finishing the period up 4.00%. Small-cap U.S. stocks (as measured by the Russell 2000 Index) generally fared better than their large-cap counterparts (as measured by the Russell 1000 Index). Growth stocks as a group outpaced value stocks in both the large- and small-cap categories.

Fund Performance

For the 12-month period ended September 30, 2015, Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) had a total return of 9.99% for Class A shares at net asset value (NAV), outperforming its primary benchmark, the Russell 2500 Index (the Index), which returned 0.38% for the same period.

The Fund outperformed the Index largely due to stock selection, with sector and industry allocation also contributing to Fund performance versus the Index. Of the 10 economic sectors in the Index, the Fund achieved positive returns in five of the eight sectors in which it was invested. The Index recorded positive returns in six of the 10 sectors.

Information technology was the Fund’s top-performing sector relative to the Index for the 12-month period. This was largely due to the Fund’s holdings in the software industry. At the individual stock level, one of the leading contributors to Fund performance versus the Index was the Fund’s overweight in Fair Isaac Corp., a provider of credit analysis software to the financial services industry, whose shares gained in response to stock buybacks and strong earnings reports during the period. The Fund’s overweight versus the Index in Manhattan Associates, Inc., a supply chain software company, also aided Fund performance relative to the Index amid its rising sales and profits during the period. The Fund’s underweight position in the lagging energy sector, notably its lack of exposure to the oil and gas industry, also contributed to relative Fund performance, as did stock selection within the sector. In the financials sector, the Fund’s holdings in the insurance industry boosted relative Fund performance. Overall, the largest contributor to Fund performance versus the Index was the Fund’s overweight in HCC Insurance Holdings, Inc., a specialty commercial insurer that was acquired during the period. The Fund’s overweight in another commercial insurance provider, Markel Corp., was also among the leading contributors to Fund performance versus the Index after reporting strong earnings and book value growth. The materials sector further lifted Fund performance relative to the Index, thanks to both stock selection and an underweight position in the sector. In particular, the Fund’s lack of exposure to the lagging metals & mining industry boosted relative Fund performance.

On the negative side, the Fund’s lack of exposure to the utilities sector detracted from Fund performance relative to the Index, as the sector outperformed the Index during the period. Overall, the biggest detractor from Fund performance versus the Index was the Fund’s overweight in tank-barge operator Kirby Corp., part of the industrials sector, as slowing shipments of petrochemicals and energy products hurt the company’s financial results during the period. In the energy sector, the Fund’s overweights in offshore oilfield services company Oceaneering International, Inc. and oilfield services company Dril-Quip, Inc. were also among the largest detractors from Fund performance versus the Index amid concerns about a potential decline in energy production.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Performance2,3

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	9.99%	14.98%	10.70%
Class A with 5.75% Maximum Sales Charge	—	—	3.68	13.63	10.05
Class C at NAV	10/01/2009	04/30/2002	9.15	14.13	10.20
Class C with 1% Maximum Sales Charge	—	—	8.15	14.13	10.20
Class I at NAV	04/30/2002	04/30/2002	10.23	15.27	10.96
Class R at NAV	08/03/2009	04/30/2002	9.70	14.71	10.53
Class R6 at NAV	07/01/2014	04/30/2002	10.36	15.30	10.98
Russell 2500 Index	—	—	0.38%	12.69%	7.40%
Russell 2000 Index	—	—	1.25	11.73	6.54

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
	1.23%	1.98%	0.98%	1.48%	0.90%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2005	$26,421	N.A.
Class I	$250,000	09/30/2005	$707,586	N.A.
Class R	$10,000	09/30/2005	$27,239	N.A.
Class R6	$1,000,000	09/30/2005	$2,834,666	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Fund Profile5

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

Markel Corp.	4.7%

ANSYS, Inc.	3.8

Morningstar, Inc.	3.8

DENTSPLY International, Inc.	3.3

SEI Investments Co.	3.3

Sally Beauty Holdings, Inc.	3.0

Equifax, Inc.	2.9

Fair Isaac Corp.	2.9

Acuity Brands, Inc.	2.7

Bio-Rad Laboratories, Inc., Class A	2.6

Total	33.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2500 Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$962.00	$6.00	1.22%
Class C	$1,000.00	$958.20	$9.67	1.97%
Class I	$1,000.00	$963.30	$4.77	0.97%
Class R	$1,000.00	$961.00	$7.23	1.47%
Class R6	$1,000.00	$963.70	$4.33	0.88%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.17	1.22%
Class C	$1,000.00	$1,015.20	$9.95	1.97%
Class I	$1,000.00	$1,020.20	$4.91	0.97%
Class R	$1,000.00	$1,017.70	$7.44	1.47%
Class R6	$1,000.00	$1,020.70	$4.46	0.88%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Statement of Assets and Liabilities

Assets	September 30, 2015
Investment in SMID-Cap Portfolio, at value (identified cost, $4,348,466,805)	$5,998,568,561
Receivable for Fund shares sold	8,706,553
Total assets	$6,007,275,114

Liabilities
Payable for Fund shares redeemed	$8,870,093
Payable to affiliates:
Distribution and service fees	557,195
Accrued expenses	1,076,146
Total liabilities	$10,503,434
Net Assets	$5,996,771,680

Sources of Net Assets
Paid-in capital	$3,980,896,210
Accumulated net realized gain from Portfolio	373,483,882
Accumulated net investment loss	(7,710,168)
Net unrealized appreciation from Portfolio	1,650,101,756
Total	$5,996,771,680

Class A Shares
Net Assets	$1,336,144,616
Shares Outstanding	56,190,311
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.78
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$25.23

Class C Shares
Net Assets	$222,081,489
Shares Outstanding	9,786,686
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.69

Class I Shares
Net Assets	$3,839,739,520
Shares Outstanding	149,170,313
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.74

Class R Shares
Net Assets	$209,022,181
Shares Outstanding	8,926,161
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.42

Class R6 Shares
Net Assets	$389,783,874
Shares Outstanding	15,121,596
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Statement of Operations

Investment Income	Year Ended September 30, 2015
Dividends allocated from Portfolio	$54,752,813
Interest allocated from Portfolio	242,036
Expenses allocated from Portfolio	(52,021,612)
Total investment income from Portfolio	$2,973,237

Expenses
Distribution and service fees
Class A	$3,478,754
Class C	2,363,449
Class R	954,850
Trustees’ fees and expenses	500
Custodian fee	60,818
Transfer and dividend disbursing agent fees	5,595,863
Legal and accounting services	116,208
Printing and postage	311,045
Registration fees	173,745
Miscellaneous	41,890
Total expenses	$13,097,122

Net investment loss	$(10,123,885)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$454,835,468
Net realized gain	$454,835,468
Change in unrealized appreciation (depreciation) —
Investments	$87,064,464
Net change in unrealized appreciation (depreciation)	$87,064,464

Net realized and unrealized gain	$541,899,932

Net increase in net assets from operations	$531,776,047

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment loss	$(10,123,885)	$(8,897,722)
Net realized gain from investment transactions	454,835,468	201,081,181
Net change in unrealized appreciation (depreciation) from investments	87,064,464	134,386,019
Net increase in net assets from operations	$531,776,047	$326,569,478
Distributions to shareholders —
From net realized gain
Class A	$(43,209,125)	$(11,194,718)
Class C	(7,726,216)	(1,805,335)
Class I	(118,304,127)	(21,120,548)
Class R	(5,618,142)	(753,572)
Class R6	(106,636)	—
Total distributions to shareholders	$(174,964,246)	$(34,874,173)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$303,482,366	$411,949,762
Class C	15,191,245	23,374,610
Class I	991,315,058	1,373,517,220
Class R	75,027,987	102,730,791
Class R6	431,972,320	258,829
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	39,112,291	10,438,714
Class C	6,258,941	1,436,126
Class I	98,077,022	16,027,473
Class R	5,335,550	704,112
Class R6	106,636	—
Cost of shares redeemed
Class A	(385,854,581)	(789,724,722)
Class C	(49,911,407)	(50,715,210)
Class I	(1,273,451,032)	(998,705,614)
Class R	(46,320,900)	(25,220,037)
Class R6	(24,930,676)	—
Net increase in net assets from Fund share transactions	$185,410,820	$76,072,054

Net increase in net assets	$542,222,621	$367,767,359

Net Assets
At beginning of year	$5,454,549,059	$5,086,781,700
At end of year	$5,996,771,680	$5,454,549,059

Accumulated net investment loss included in net assets
At end of year	$(7,710,168)	$(3,976,469)

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Financial Highlights

	Class A
	Year Ended September 30,
	2015	2014	2013		2012		2011
Net asset value — Beginning of year	$22.330	$21.180	$16.520		$12.870		$12.490

Income (Loss) From Operations
Net investment loss(1)	$(0.075)	$(0.062)	$(0.044)		$(0.070)		$(0.074)
Net realized and unrealized gain	2.286	1.360	4.760		3.808		0.543	(2)

Total income from operations	$2.211	$1.298	$4.716		$3.738		$0.469

Less Distributions
From net realized gain	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of year	$23.780	$22.330	$21.180		$16.520		$12.870

Total Return(3)	9.99%	6.13%	28.63%		29.12%		3.67%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,336,145	$1,294,128	$1,566,425		$1,010,125		$512,020
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.22%	1.23%	1.25	%(6)	1.24	%(7)	1.20	%(7)
Net investment loss	(0.31)%	(0.28)%	(0.24)%		(0.44)%		(0.51)%
Portfolio Turnover of the Portfolio	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(7)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Financial Highlights — continued

	Class C
	Year Ended September 30,
	2015	2014	2013		2012		2011
Net asset value — Beginning of year	$21.500	$20.550	$16.150		$12.680		$12.390

Income (Loss) From Operations
Net investment loss(1)	$(0.246)	$(0.224)	$(0.182)		$(0.185)		$(0.180)
Net realized and unrealized gain	2.197	1.322	4.638		3.743		0.559	(2)

Total income from operations	$1.951	$1.098	$4.456		$3.558		$0.379

Less Distributions
From net realized gain	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of year	$22.690	$21.500	$20.550		$16.150		$12.680

Total Return(3)	9.15%	5.35%	27.68%		28.13%		2.97%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$222,081	$237,887	$251,684		$152,264		$61,530
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.97%	1.98%	2.00	%(6)	1.99	%(7)	1.95	%(7)
Net investment loss	(1.06)%	(1.03)%	(0.99)%		(1.19)%		(1.25)%
Portfolio Turnover of the Portfolio	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(7)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Financial Highlights — continued

	Class I
	Year Ended September 30,
	2015	2014	2013		2012		2011
Net asset value — Beginning of year	$24.060	$22.750	$17.700		$13.750		$13.300

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.015)	$(0.006)	$0.003		$(0.033)		$(0.040)
Net realized and unrealized gain	2.456	1.464	5.103		4.071		0.579	(2)

Total income from operations	$2.441	$1.458	$5.106		$4.038		$0.539

Less Distributions
From net realized gain	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of year	$25.740	$24.060	$22.750		$17.700		$13.750

Total Return(3)	10.23%	6.42%	28.93%		29.43%		3.98%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,839,740	$3,755,707	$3,184,642		$1,890,595		$815,413
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.97%	0.98%	1.00	%(6)	0.99	%(7)	0.95	%(7)
Net investment income (loss)	(0.06)%	(0.03)%	0.02%		(0.19)%		(0.26)%
Portfolio Turnover of the Portfolio	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(7)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Financial Highlights — continued

	Class R
	Year Ended September 30,
	2015	2014	2013		2012		2011
Net asset value — Beginning of year	$22.060	$20.970	$16.400		$12.810		$12.450

Income (Loss) From Operations
Net investment loss(1)	$(0.134)	$(0.110)	$(0.094)		$(0.111)		$(0.109)
Net realized and unrealized gain	2.255	1.348	4.720		3.789		0.558	(2)

Total income from operations	$2.121	$1.238	$4.626		$3.678		$0.449

Less Distributions
From net realized gain	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Total distributions	$(0.761)	$(0.148)	$(0.056)		$(0.088)		$(0.089)

Net asset value — End of year	$23.420	$22.060	$20.970		$16.400		$12.810

Total Return(3)	9.70%	5.91%	28.29%		28.78%		3.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$209,022	$166,575	$84,030		$17,922		$1,827
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.47%	1.48%	1.50	%(6)	1.49	%(7)	1.45	%(7)
Net investment loss	(0.56)%	(0.50)%	(0.49)%		(0.70)%		(0.74)%
Portfolio Turnover of the Portfolio	17%	11%	9%		6%		19%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The sub-adviser of the Portfolio reimbursed certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this reimbursement, total return would be lower.

(7)

The investment adviser of the Portfolio and the administrator of the Fund reimbursed certain operating expenses (equal to 0.08% and 0.18% of average daily net assets for the years ended September 30, 2012 and 2011, respectively). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Financial Highlights — continued

	Class R6
	Year Ended September 30, 2015	Period Ended September 30, 2014(1)
Net asset value — Beginning of period	$24.070	$25.040

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.004)	$0.022
Net realized and unrealized gain (loss)	2.475	(0.992)

Total income (loss) from operations	$2.471	$(0.970)

Less Distributions
From net realized gain	$(0.761)	$—

Total distributions	$(0.761)	$—

Net asset value — End of period	$25.780	$24.070

Total Return(3)	10.36%	(3.87	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$389,784	$252
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.88%	0.90	%(7)
Net investment income (loss)	(0.02)%	0.35	%(7)
Portfolio Turnover of the Portfolio	17%	11	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to September 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended September 30, 2014.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date.

15

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Notes to Financial Statements — continued

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2015 and September 30, 2014 was as follows:

	Year Ended September 30,
	2015	2014

Distributions declared from:
Long-term capital gains	$174,964,246	$34,874,173

During the year ended September 30, 2015, accumulated net realized gain was decreased by $56,182,225, accumulated net investment loss was decreased by $6,390,186 and paid-in capital was increased by $49,792,039 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$376,878,132
Late year ordinary losses	$(7,710,168)
Net unrealized appreciation	$1,646,707,506

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership allocations and investments in partnerships.

At September 30, 2015, the Fund had a late year ordinary loss of $7,710,168 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Atlanta Capital Management Company, LLC (Atlanta Capital), the sub-adviser of the Portfolio and an affiliate of EVM, had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.25%, 2.00%, 1.00%, 1.50% and 0.92% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively, through January 31, 2015. Pursuant to this agreement, Atlanta Capital reimbursed no expenses for the year ended September 30, 2015. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2015, EVM earned $76,506 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,043 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

16

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Notes to Financial Statements — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2015 amounted to $3,478,754 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2015, the Fund paid or accrued to EVD $1,772,587 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended September 30, 2015, the Fund paid or accrued to EVD $477,425 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2015 amounted to $590,862 and $477,425 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2015, the Fund was informed that EVD received approximately $16,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the year ended September 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $447,523,972 and $458,242,450, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2015	2014

Sales	12,457,271	18,414,321
Issued to shareholders electing to receive payments of distributions in Fund shares	1,687,329	472,768
Redemptions	(15,902,118)	(34,888,379)

Net decrease	(1,757,518)	(16,001,290)

	Year Ended September 30,
Class C	2015	2014

Sales	652,157	1,081,206
Issued to shareholders electing to receive payments of distributions in Fund shares	281,301	67,172
Redemptions	(2,210,654)	(2,330,843)

Net decrease	(1,277,196)	(1,182,465)

17

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Notes to Financial Statements — continued

	Year Ended September 30,
Class I	2015	2014

Sales	37,688,750	56,701,871
Issued to shareholders electing to receive payments of distributions in Fund shares	3,916,814	675,410
Redemptions	(48,546,444)	(41,243,314)

Net increase (decrease)	(6,940,880)	16,133,967

	Year Ended September 30,
Class R	2015	2014

Sales	3,109,116	4,643,737
Issued to shareholders electing to receive payments of distributions in Fund shares	233,299	32,224
Redemptions	(1,968,419)	(1,130,121)

Net increase	1,373,996	3,545,840

Class R6	Year Ended September 30, 2015	Period Ended September 30, 2014(1)

Sales	16,027,756	10,488
Issued to shareholders electing to receive payments of distributions in Fund shares	4,255	—
Redemptions	(920,903)	—

Net increase	15,111,108	10,488

(1)	Class R6 commenced operations on July 1, 2014.

8  Plan of Reorganization

In June 2015, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Atlanta Capital Horizon Growth Fund in exchange for shares of the Fund. The proposed reorganization was approved by the shareholders of Eaton Vance Atlanta Capital Horizon Growth Fund on October 23, 2015. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur on or about December 4, 2015.

18

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital SMID-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital SMID-Cap Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2015

19

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2015, $451,975,119 or, if subsequently determined to be different, the net capital gain of such year.

20

SMID-Cap Portfolio

September 30, 2015

Portfolio of Investments

Common Stocks — 96.0%

Security	Shares	Value

Aerospace & Defense — 0.7%
TransDigm Group, Inc.(1)	207,287	$44,029,832

		$44,029,832

Auto Components — 2.0%
Gentex Corp.	7,673,640	$118,941,420

		$118,941,420

Banks — 3.0%
Cullen/Frost Bankers, Inc.	1,303,143	$82,853,832
Umpqua Holdings Corp.	6,165,947	100,504,936

		$183,358,768

Capital Markets — 6.1%
Affiliated Managers Group, Inc.(1)	711,589	$121,674,603
Artisan Partners Asset Management, Inc., Class A	1,338,488	47,154,932
SEI Investments Co.	4,104,836	197,976,240

		$366,805,775

Chemicals — 2.4%
Airgas, Inc.	916,083	$81,833,694
RPM International, Inc.	1,555,864	65,175,143

		$147,008,837

Commercial Services & Supplies — 1.1%
Copart, Inc.(1)	2,014,216	$66,267,706

		$66,267,706

Containers & Packaging — 2.1%
AptarGroup, Inc.	1,913,628	$126,222,903

		$126,222,903

Diversified Consumer Services — 1.0%
ServiceMaster Global Holdings, Inc.(1)	1,724,390	$57,853,284

		$57,853,284

Electrical Equipment — 2.7%
Acuity Brands, Inc.	933,261	$163,861,966

		$163,861,966

Electronic Equipment, Instruments & Components — 3.1%
CDW Corp.	2,375,475	$97,061,908

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	3,086,148	$86,381,283

		$183,443,191

Energy Equipment & Services — 1.1%
Dril-Quip, Inc.(1)	511,168	$29,760,201
Oceaneering International, Inc.	959,000	37,669,520

		$67,429,721

Health Care Equipment & Supplies — 9.9%
DENTSPLY International, Inc.	3,940,725	$199,282,463
IDEXX Laboratories, Inc.(1)	1,621,637	120,406,547
STERIS Corp.	1,373,954	89,265,792
Teleflex, Inc.	853,552	106,019,694
Varian Medical Systems, Inc.(1)	1,049,453	77,428,642

		$592,403,138

Health Care Providers & Services — 2.4%
Henry Schein, Inc.(1)	1,072,761	$142,376,840

		$142,376,840

Household Products — 1.5%
Church & Dwight Co., Inc.	1,059,582	$88,898,930

		$88,898,930

Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	1,676,389	$146,482,871

		$146,482,871

Insurance — 5.7%
HCC Insurance Holdings, Inc.	793,796	$61,495,376
Markel Corp.(1)	348,652	279,570,093

		$341,065,469

IT Services — 6.5%
Broadridge Financial Solutions, Inc.	1,513,892	$83,793,922
Gartner, Inc.(1)	1,075,244	90,245,229
Jack Henry & Associates, Inc.	1,992,898	138,725,630
WEX, Inc.(1)	873,838	75,884,092

		$388,648,873

Life Sciences Tools & Services — 4.7%
Bio-Rad Laboratories, Inc., Class A(1)	1,158,858	$155,646,218
Bio-Techne Corp.	618,039	57,143,886

21	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(1)	245,851	$70,003,614

		$282,793,718

Machinery — 6.6%
CLARCOR, Inc.	2,033,677	$96,965,719
Donaldson Co., Inc.	2,201,432	61,816,211
Graco, Inc.	1,270,279	85,146,801
IDEX Corp.	2,166,518	154,472,734

		$398,401,465

Marine — 1.7%
Kirby Corp.(1)	1,657,882	$102,705,790

		$102,705,790

Media — 3.8%
Morningstar, Inc.(2)	2,824,466	$226,691,641

		$226,691,641

Professional Services — 2.9%
Equifax, Inc.	1,817,305	$176,605,700

		$176,605,700

Real Estate Management & Development — 2.4%
Forest City Enterprises, Inc., Class A(1)	4,111,287	$82,760,207
Jones Lang LaSalle, Inc.	412,920	59,365,509

		$142,125,716

Road & Rail — 3.1%
J.B. Hunt Transport Services, Inc.	1,612,520	$115,133,928
Landstar System, Inc.	1,145,077	72,678,037

		$187,811,965

Software — 13.1%
ANSYS, Inc.(1)	2,620,877	$231,004,099
Blackbaud, Inc.(2)	2,632,033	147,709,692
FactSet Research Systems, Inc.	734,010	117,302,138
Fair Isaac Corp.(2)	2,065,007	174,493,091
Manhattan Associates, Inc.(1)	1,836,065	114,386,850

		$784,895,870

Specialty Retail — 3.0%
Sally Beauty Holdings, Inc.(1)	7,644,097	$181,547,304

		$181,547,304

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	984,546	$57,881,460

		$57,881,460

Total Common Stocks (identified cost $4,111,775,190)		$5,766,560,153

Short-Term Investments — 4.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(3)	$251,774	$251,773,506

Total Short-Term Investments (identified cost $251,773,506)		$251,773,506

Total Investments — 100.2% (identified cost $4,363,548,696)		$6,018,333,659

Other Assets, Less Liabilities — (0.2)%		$(14,712,136)

Net Assets — 100.0%		$6,003,621,523

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated company (see Note 6).

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015.

22	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2015

Statement of Assets and Liabilities

Assets	September 30, 2015
Investments —
Unaffiliated investments, at value (identified cost, $3,811,379,210)	$5,217,665,729
Affiliated investment fund, at value (identified cost, $251,773,506)	251,773,506
Affiliated companies, at value (identified cost, $300,395,980)	548,894,424
Total Investments, at value (identified cost, $4,363,548,696)	$6,018,333,659
Dividends receivable	$1,960,592
Interest receivable from affiliated investment fund	46,340
Receivable for investments sold	747,409
Total assets	$6,021,088,000

Liabilities
Payable for investments purchased	$12,974,519
Payable to affiliates:
Investment adviser fee	4,254,859
Accrued expenses	237,099
Total liabilities	$17,466,477
Net Assets applicable to investors’ interest in Portfolio	$6,003,621,523

Sources of Net Assets
Investors’ capital	$4,348,836,560
Net unrealized appreciation	1,654,784,963
Total	$6,003,621,523

23	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2015

Statement of Operations

Investment Income	Year Ended September 30, 2015
Dividends	$54,807,576	(1)
Interest allocated from affiliated investment fund	242,263
Expenses allocated from affiliated investment fund	(18,547)
Total investment income	$55,031,292

Expenses
Investment adviser fee	$50,760,287
Trustees’ fees and expenses	68,000
Custodian fee	917,873
Legal and accounting services	129,230
Miscellaneous	179,058
Total expenses	$52,054,448

Net investment income	$2,976,844

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$455,596,168	(2)
Investment transactions allocated from affiliated investment fund	465
Net realized gain	$455,596,633
Change in unrealized appreciation (depreciation) —
Investments	$86,964,259
Net change in unrealized appreciation (depreciation)	$86,964,259

Net realized and unrealized gain	$542,560,892

Net increase in net assets from operations	$545,537,736

(1)	Includes $3,599,164 of dividends from affiliated companies (see Note 6).

(2)	Includes $5,110,186 of net realized gains from affiliated companies (see Note 6).

24	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2015

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$2,976,844	$4,519,707
Net realized gain from investment transactions	455,596,633	201,450,114
Net change in unrealized appreciation (depreciation) from investments	86,964,259	134,347,992
Net increase in net assets from operations	$545,537,736	$340,317,813
Capital transactions —
Contributions	$449,122,244	$536,641,842
Withdrawals	(461,341,700)	(497,203,096)
Net increase (decrease) in net assets from capital transactions	$(12,219,456)	$39,438,746

Net increase in net assets	$533,318,280	$379,756,559

Net Assets
At beginning of year	$5,470,303,243	$5,090,546,684
At end of year	$6,003,621,523	$5,470,303,243

25	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2015

Supplementary Data

	Year Ended September 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.87%	0.87%	0.89%	0.94%	0.95	%(2)
Net investment income (loss)	0.05%	0.08%	0.12%	(0.14)%	(0.26)%
Portfolio Turnover	17%	11%	9%	6%	19%
Total Return	10.34%	6.53%	29.07%	29.50%	3.98%

Net assets, end of year (000’s omitted)	$6,003,622	$5,470,303	$5,090,547	$3,071,370	$1,397,652

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the year ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser. Absent this reimbursement, total return would be lower.

26	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2015, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of September 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

27

SMID-Cap Portfolio

September 30, 2015

Notes to Financial Statements — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion and 0.73% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended September 30, 2015, the Portfolio’s investment adviser fee amounted to $50,760,287 or 0.84% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $989,887,497 and $1,111,820,198, respectively, for the year ended September 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,367,684,287

Gross unrealized appreciation	$1,753,776,981
Gross unrealized depreciation	(103,127,609)

Net unrealized appreciation	$1,650,649,372

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2015.

28

SMID-Cap Portfolio

September 30, 2015

Notes to Financial Statements — continued

6  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the year ended September 30, 2015 were as follows:

	Shares, beginning of year	Gross additions	Gross reductions	Shares, end of year	Value, end of year	Dividend income	Realized gain (loss)

Blackbaud, Inc.	3,185,169	—	(553,136)	2,632,033	$147,709,692	$1,329,752	$5,092,223
Fair Isaac Corp.	2,065,007	—	—	2,065,007	174,493,091	165,201	—
Morningstar, Inc.	2,843,529	—	(19,063)	2,824,466	226,691,641	2,104,211	17,963

					$548,894,424	$3,599,164	$5,110,186

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$5,766,560,153	*	$—	$—	$5,766,560,153
Short-Term Investments	—		251,773,506	—	251,773,506

Total Investments	$5,766,560,153		$251,773,506	$—	$6,018,333,659

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

SMID-Cap Portfolio

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of SMID-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of SMID-Cap Portfolio (the “Portfolio”), including the portfolio of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of SMID-Cap Portfolio as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2015

30

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

32

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

33

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) and SMID-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee of the Trust and Portfolio and President of the Portfolio	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

34

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

35

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452 9.30.15

Eaton Vance

Atlanta Capital

Focused Growth Fund

Annual Report

September 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2015

Eaton Vance

Atlanta Capital Focused Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Board of Trustees’ Contract Approval	22

Management and Organization	25

Important Notices	27

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

A sharp downturn late in the period left the major U.S. stock indices with either losses or modest gains for the 12 months ended September 30, 2015.

U.S. equity markets opened the period on the downside amid renewed worries about the global economy, international conflicts and elevated stock valuations. However, U.S. stocks rebounded in late 2014, buoyed by positive economic data and the U.S. Federal Reserve (the Fed) ending its bond-buying stimulus program.

In the first quarter of 2015, harsh winter weather, along with West Coast port strikes and the strong U.S. dollar, adversely impacted U.S. economic growth. Although an improving job market and rising retail sales helped the U.S. economy regain some momentum, weakness persisted in certain areas, such as factory output. The uneven pattern of economic growth led the Fed to reassure investors in mid-June 2015 that eventual interest-rate hikes would be gradual and would proceed slowly. U.S. stocks rose following the Fed’s reassurance, with the technology-laden NASDAQ Composite Index2 reaching a new record high. Subsequently, however, the mounting Greek debt crisis and signs of economic weakness in China sent stocks lower. U.S. equity markets dropped in August 2015 on growing concerns about China and the timing of the Fed’s first rate hike. U.S. stocks then recouped some of those losses in a brief rally, only to retreat again late in the period after the Fed left interest rates unchanged.

The blue-chip Dow Jones Industrial Average fell 2.11% for the 12-month period, while the broader U.S. equity market, as represented by the S&P 500 Index, lost 0.61%. The NASDAQ Composite Index was able to hold on to some of its earlier gains, finishing the period up 4.00%. Small-cap U.S. stocks (as measured by the Russell 2000 Index) generally fared better than their large-cap counterparts (as measured by the Russell 1000 Index). Growth stocks as a group outpaced value stocks in both the large- and small-cap categories.

Fund Performance

For the 12-month period ended September 30, 2015, Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) had a total return of 0.16% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 1000 Growth Index (the Index), which returned 3.17% for the same period.

The Fund underperformed the Index primarily due to sector and industry allocation, with stock selection also detracting from Fund performance versus the Index. Of the 10 economic sectors in the Index, the Fund achieved positive returns in five of the eight sectors in which it was invested. The Index also recorded positive returns in five sectors.

The lagging materials sector was the Fund’s worst-performing sector versus the Index due to both stock selection and an overweight position. The Fund’s holdings in the sector were exclusively in the chemicals industry, where the Fund’s overweight versus the Index in agricultural, chemical and seed giant Monsanto Co. was the biggest detractor from Fund performance relative to the Index. The company was hurt by pricing pressure resulting from the weak U.S. farm economy during the period, as well as slowing sales overseas and currency translation losses from Brazil’s struggling currency. The consumer discretionary sector also detracted from the Fund’s performance relative to the Index. This was due largely to stock selection in the internet & catalog retail industry, where the Fund’s underweight in Amazon.com, Inc. (“Amazon”) was one of the largest detractors from Fund performance versus the Index. This was primarily due to management’s decision to sell the Fund’s holdings in Amazon early in the period, after which the stock rose in value. The information technology sector further detracted from the Fund’s performance relative to the Index. Within the sector, the Fund’s overweight in smartphone component supplier QUALCOMM, Inc. was one of the leading detractors from Fund performance versus the Index. The company was hampered by slowing growth in the smartphone market, as well as a royalty dispute with its customers in China.

On the positive side, health care was the Fund’s top-performing sector versus the Index for the 12-month period. This was due to both an overweight position and stock selection in the sector. Within health care, the Fund’s overweights in biotechnology leader Celgene Corp. and pharmaceutical giant Bristol-Myers Squibb Co. were among the biggest contributors to Fund performance versus the Index. Celgene benefited from steady growth of its blood cancer drug, while Bristol-Myers Squibb gained after positive reports on its immuno-oncology drugs for treating cancer. Celgene Corp. was sold during the period. The Fund’s lack of exposure to the weak-performing telecommunication services sector also aided Fund performance relative to the Index. Overall, the largest contributor to Fund performance versus the Index was the Fund’s overweight in Starbucks Corp., as the coffee chain benefited from new menu offerings and increased online ordering during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Performance2,3

Portfolio Managers Richard B. England, CFA, Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	0.16%	10.34%	5.90%
Class A with 5.75% Maximum Sales Charge	—	—	–5.61	9.04	5.28
Class C at NAV	05/02/2011	04/30/2002	–0.53	9.63	5.56
Class C with 1% Maximum Sales Charge	—	—	–1.46	9.63	5.56
Class I at NAV	04/30/2002	04/30/2002	0.43	10.60	6.16
Russell 1000 Growth Index	—	—	3.17%	14.47%	8.08%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.08%	1.83%	0.83%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2005	$17,179	N.A.
Class I	$250,000	09/30/2005	$454,865	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Google, Inc., Class C	8.8%

Visa, Inc., Class A	5.7

Monsanto Co.	5.3

Apple, Inc.	5.3

CVS Health Corp.	5.1

Lowe’s Cos., Inc.	4.3

Ecolab, Inc.	4.1

Comcast Corp., Class A	3.6

Danaher Corp.	3.5

Texas Instruments, Inc.	3.5

Total	49.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective June 8, 2015, the following joined existing portfolio manager Richard B. England, CFA: Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA as portfolio managers of the Fund.

5

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$943.30	$5.65	1.16%
Class C	$1,000.00	$940.20	$9.34	1.92%
Class I	$1,000.00	$944.80	$4.44	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.87	1.16%
Class C	$1,000.00	$1,015.40	$9.70	1.92%
Class I	$1,000.00	$1,020.50	$4.61	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

6

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Portfolio of Investments

Common Stocks — 98.5%

Security	Shares	Value

Beverages — 3.2%
Coca-Cola Co. (The)	84,644	$3,395,917

		$3,395,917

Biotechnology — 5.0%
Biogen, Inc.(1)	10,218	$2,981,714
Gilead Sciences, Inc.	23,435	2,301,083

		$5,282,797

Capital Markets — 2.2%
Raymond James Financial, Inc.	46,421	$2,303,874

		$2,303,874

Chemicals — 9.4%
Ecolab, Inc.	38,852	$4,262,842
Monsanto Co.	65,580	5,596,597

		$9,859,439

Communications Equipment — 1.7%
QUALCOMM, Inc.	34,359	$1,846,109

		$1,846,109

Consumer Finance — 3.3%
American Express Co.	46,757	$3,466,096

		$3,466,096

Diversified Financial Services — 2.1%
Intercontinental Exchange, Inc.	9,293	$2,183,762

		$2,183,762

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class A	53,535	$2,728,144

		$2,728,144

Energy Equipment & Services — 3.1%
Schlumberger, Ltd.	47,781	$3,295,456

		$3,295,456

Food & Staples Retailing — 5.1%
CVS Health Corp.	55,261	$5,331,581

		$5,331,581

Security	Shares	Value

Health Care Providers & Services — 3.4%
Express Scripts Holding Co.(1)	44,710	$3,619,722

		$3,619,722

Hotels, Restaurants & Leisure — 3.2%
Starbucks Corp.	60,170	$3,420,063

		$3,420,063

Industrial Conglomerates — 3.5%
Danaher Corp.	43,378	$3,696,239

		$3,696,239

Internet & Catalog Retail — 3.5%
Priceline Group, Inc. (The)(1)	2,954	$3,653,684

		$3,653,684

Internet Software & Services — 8.8%
Google, Inc., Class C(1)	15,168	$9,228,515

		$9,228,515

IT Services — 7.8%
Cognizant Technology Solutions Corp., Class A(1)	34,305	$2,147,836
Visa, Inc., Class A	86,345	6,014,793

		$8,162,629

Machinery — 3.1%
IDEX Corp.	46,161	$3,291,279

		$3,291,279

Media — 6.1%
Comcast Corp., Class A	66,066	$3,757,834
Twenty-First Century Fox, Inc., Class A	97,162	2,621,431

		$6,379,265

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	61,182	$3,621,974
Perrigo Co. PLC	9,854	1,549,739

		$5,171,713

Semiconductors & Semiconductor Equipment — 3.5%
Texas Instruments, Inc.	74,400	$3,684,288

		$3,684,288

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 4.3%
Lowe’s Cos., Inc.	65,486	$4,513,295

		$4,513,295

Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	50,473	$5,567,172
EMC Corp.	147,025	3,552,124

		$9,119,296

Total Common Stocks (identified cost $82,632,502)		$103,633,163

Short-Term Investments — 2.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$2,186	$2,186,325

Total Short-Term Investments (identified cost $2,186,325)		$2,186,325

Total Investments — 100.6% (identified cost $84,818,827)		$105,819,488

Other Assets, Less Liabilities — (0.6)%		$(583,191)

Net Assets — 100.0%		$105,236,297

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Statement of Assets and Liabilities

Assets	September 30, 2015
Unaffiliated investments, at value (identified cost, $82,632,502)	$103,633,163
Affiliated investment, at value (identified cost, $2,186,325)	2,186,325
Dividends receivable	152,652
Interest receivable from affiliated investment	56
Receivable for Fund shares sold	204,869
Total assets	$106,177,065

Liabilities
Payable for Fund shares redeemed	$778,155
Payable to affiliates:
Investment adviser fee	62,000
Distribution and service fees	15,875
Accrued expenses	84,738
Total liabilities	$940,768
Net Assets	$105,236,297

Sources of Net Assets
Paid-in capital	$66,579,747
Accumulated net realized gain	17,432,068
Accumulated undistributed net investment income	223,821
Net unrealized appreciation	21,000,661
Total	$105,236,297

Class A Shares
Net Assets	$63,332,253
Shares Outstanding	4,483,121
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.13
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.99

Class C Shares
Net Assets	$3,099,661
Shares Outstanding	224,027
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.84

Class I Shares
Net Assets	$38,804,383
Shares Outstanding	2,907,563
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Statement of Operations

Investment Income	Year Ended September 30, 2015
Dividends (net of foreign taxes, $2,011)	$1,933,127
Interest allocated from affiliated investment	4,428
Expenses allocated from affiliated investment	(352)
Total investment income	$1,937,203

Expenses
Investment adviser fee	$1,041,089
Distribution and service fees
Class A	199,685
Class C	37,216
Trustees’ fees and expenses	8,993
Custodian fee	58,904
Transfer and dividend disbursing agent fees	149,334
Legal and accounting services	46,025
Printing and postage	19,002
Registration fees	61,563
Miscellaneous	20,508
Total expenses	$1,642,319
Deduct —
Reduction of custodian fee	$7
Total expense reductions	$7

Net expenses	$1,642,312

Net investment income	$294,891

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$29,283,249
Investment transactions allocated from affiliated investment	11
Net realized gain	$29,283,260
Change in unrealized appreciation (depreciation) —
Investments	$(25,984,931)
Net change in unrealized appreciation (depreciation)	$(25,984,931)

Net realized and unrealized gain	$3,298,329

Net increase in net assets from operations	$3,593,220

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$294,891	$562,956
Net realized gain from investment transactions	29,283,260	18,080,415
Net change in unrealized appreciation (depreciation) from investments	(25,984,931)	9,013,141
Net increase in net assets from operations	$3,593,220	$27,656,512
Distributions to shareholders —
From net investment income
Class A	$(43,603)	$(139,084)
Class I	(293,127)	(402,924)
From net realized gain
Class A	(6,320,162)	(1,673,236)
Class C	(259,164)	(75,645)
Class I	(7,393,389)	(2,026,793)
Total distributions to shareholders	$(14,309,445)	$(4,317,682)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,860,844	$27,248,325
Class C	549,369	778,236
Class I	24,682,547	37,719,987
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,791,506	1,689,200
Class C	227,378	58,742
Class I	7,331,177	2,322,357
Cost of shares redeemed
Class A	(35,672,896)	(33,902,715)
Class C	(1,402,085)	(1,158,147)
Class I	(82,519,561)	(48,640,485)
Net decrease in net assets from Fund share transactions	$(68,151,721)	$(13,884,500)

Net increase (decrease) in net assets	$(78,867,946)	$9,454,330

Net Assets
At beginning of year	$184,104,243	$174,649,913
At end of year	$105,236,297	$184,104,243

Accumulated undistributed net investment income included in net assets
At end of year	$223,821	$325,776

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Financial Highlights

	Class A
	Year Ended September 30,
	2015	2014	2013	2012		2011
Net asset value — Beginning of year	$15.210	$13.360	$12.000	$9.770		$9.540

Income (Loss) From Operations
Net investment income (loss)(1)	$0.014	$0.028	$0.035	$(0.038)		$(0.065)
Net realized and unrealized gain	0.059	2.164	1.325	2.268		0.295

Total income from operations	$0.073	$2.192	$1.360	$2.230		$0.230

Less Distributions
From net investment income	$(0.008)	$(0.026)	$—	$—		$—
From net realized gain	(1.145)	(0.316)	—	—		—

Total distributions	$(1.153)	$(0.342)	$—	$—		$—

Net asset value — End of year	$14.130	$15.210	$13.360	$12.000		$9.770

Total Return(2)	0.16%	16.61%	11.33%	22.82%		2.41%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$63,332	$84,938	$79,626	$69,679		$45,044
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.13%	1.08%	1.12%	1.17	%(4)	1.25	%(4)(5)
Net investment income (loss)	0.09%	0.19%	0.28%	(0.34	)%(4)	(0.58	)%(4)
Portfolio Turnover of the Portfolio(6)	—	—	—	60	%(7)	62%
Portfolio Turnover of the Fund	51%	46%	53%	17	%(7)(8)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the year ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Financial Highlights — continued

	Class C
	Year Ended September 30,					Period Ended September 30, 2011(1)
	2015	2014	2013	2012
Net asset value — Beginning of period	$14.900	$13.140	$11.880	$9.750		$11.920

Income (Loss) From Operations
Net investment loss(2)	$(0.098)	$(0.080)	$(0.058)	$(0.121)		$(0.067)
Net realized and unrealized gain (loss)	0.068	2.112	1.318	2.251		(2.103)

Total income (loss) from operations	$(0.030)	$2.032	$1.260	$2.130		$(2.170)

Less Distributions
From net realized gain	$(1.030)	$(0.272)	$—	$—		$—

Total distributions	$(1.030)	$(0.272)	$—	$—		$—

Net asset value — End of period	$13.840	$14.900	$13.140	$11.880		$9.750

Total Return(3)	(0.53)%	15.61%	10.61%	21.85%		(18.20	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,100	$3,962	$3,776	$3,443		$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.88%	1.83%	1.87%	1.91	%(6)	2.00	%(6)(7)(8)
Net investment loss	(0.66)%	(0.55)%	(0.47)%	(1.08	)%(6)	(1.49	)%(6)(7)
Portfolio Turnover of the Portfolio(9)	—	—	—	60	%(4)	62	%(10)
Portfolio Turnover of the Fund	51%	46%	53%	17	%(4)(11)	—

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Annualized.

(8)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended September 30, 2011.

(11)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Financial Highlights — continued

	Class I
	Year Ended September 30,
	2015	2014	2013	2012		2011
Net asset value — Beginning of year	$14.430	$12.700	$11.380	$9.240		$9.010

Income (Loss) From Operations
Net investment income (loss)(1)	$0.046	$0.061	$0.063	$(0.005)		$(0.034)
Net realized and unrealized gain	0.065	2.048	1.266	2.145		0.264

Total income from operations	$0.111	$2.109	$1.329	$2.140		$0.230

Less Distributions
From net investment income	$(0.046)	$(0.063)	$(0.009)	$—		$—
From net realized gain	(1.145)	(0.316)	—	—		—

Total distributions	$(1.191)	$(0.379)	$(0.009)	$—		$—

Net asset value — End of year	$13.350	$14.430	$12.700	$11.380		$9.240

Total Return(2)	0.43%	16.85%	11.69%	23.16%		2.55%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,804	$95,204	$91,248	$104,941		$53,707
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.88%	0.83%	0.87%	0.92	%(4)	1.00	%(4)(5)
Net investment income (loss)	0.32%	0.44%	0.53%	(0.04	)%(4)	(0.32	)%(4)
Portfolio Turnover of the Portfolio(6)	—	—	—	60	%(7)	62%
Portfolio Turnover of the Fund	51%	46%	53%	17	%(7)(8)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the year ended September 30, 2011). A portion of the reimbursement was borne by the sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	Not annualized.

(8)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

15

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Notes to Financial Statements — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2015 and September 30, 2014 was as follows:

	Year Ended September 30,
	2015	2014

Distributions declared from:
Ordinary income	$3,062,708	$1,063,567
Long-term capital gains	$11,246,737	$3,254,115

During the year ended September 30, 2015, accumulated net realized gain was decreased by $9,206,242, accumulated undistributed net investment income was decreased by $60,116 and paid-in capital was increased by $9,266,358 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$600,553
Undistributed long-term capital gains	$17,798,384
Net unrealized appreciation	$20,257,613

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, the tax treatment of short-term capital gains and return of capital distributions from securities.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$85,561,875

Gross unrealized appreciation	$24,105,732
Gross unrealized depreciation	(3,848,119)

Net unrealized appreciation	$20,257,613

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended September 30, 2015, the investment adviser fee amounted to $1,041,089 or 0.65% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2015, EVM earned $26,971 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,845 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2015 amounted to $199,685 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2015, the Fund paid or accrued to EVD $27,912 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2015 amounted to $9,304 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2015, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

17

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $79,938,290 and $160,803,920, respectively, for the year ended September 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2015	2014

Sales	850,331	1,845,467
Issued to shareholders electing to receive payments of distributions in Fund shares	392,644	119,717
Redemptions	(2,345,511)	(2,337,629)

Net decrease	(1,102,536)	(372,445)

	Year Ended September 30,
Class C	2015	2014

Sales	37,574	54,682
Issued to shareholders electing to receive payments of distributions in Fund shares	15,649	4,223
Redemptions	(94,995)	(80,576)

Net decrease	(41,772)	(21,671)

	Year Ended September 30,
Class I	2015	2014

Sales	1,719,720	2,706,294
Issued to shareholders electing to receive payments of distributions in Fund shares	527,044	173,829
Redemptions	(5,937,835)	(3,466,769)

Net decrease	(3,691,071)	(586,646)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2015.

18

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$103,633,163	*	$—	$—	$103,633,163
Short-Term Investments	—		2,186,325	—	2,186,325

Total Investments	$103,633,163		$2,186,325	$—	$105,819,488

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Focused Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Focused Growth Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2015

20

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended September 30, 2015, the Fund designates approximately $1,930,157, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 44.96% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2015, $29,009,094 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

23

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

24

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

25

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451    9.30.15

Eaton Vance

Atlanta Capital

Select Equity Fund

Annual Report

September 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2015

Eaton Vance

Atlanta Capital Select Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Board of Trustees’ Contract Approval	22

Management and Organization	25

Important Notices	28

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

A sharp downturn late in the period left the major U.S. stock indices with either losses or modest gains for the 12 months ended September 30, 2015.

U.S. equity markets opened the period on the downside amid renewed worries about the global economy, international conflicts and elevated stock valuations. However, U.S. stocks rebounded in late 2014, buoyed by positive economic data and the U.S. Federal Reserve (the Fed) ending its bond-buying stimulus program.

In the first quarter of 2015, harsh winter weather, along with West Coast port strikes and the strong U.S. dollar, adversely impacted U.S. economic growth. Although an improving job market and rising retail sales helped the U.S. economy regain some momentum, weakness persisted in certain areas, such as factory output. The uneven pattern of economic growth led the Fed to reassure investors in mid-June 2015 that eventual interest-rate hikes would be gradual and would proceed slowly. U.S. stocks rose following the Fed’s reassurance, with the technology-laden NASDAQ Composite Index2 reaching a new record high. Subsequently, however, the mounting Greek debt crisis and signs of economic weakness in China sent stocks lower. U.S. equity markets dropped in August 2015 on growing concerns about China and the timing of the Fed’s first rate hike. U.S. stocks then recouped some of those losses in a brief rally, only to retreat again late in the period after the Fed left interest rates unchanged.

The blue-chip Dow Jones Industrial Average fell 2.11% for the 12-month period, while the broader U.S. equity market, as represented by the S&P 500 Index, lost 0.61%. The NASDAQ Composite Index was able to hold on to some of its earlier gains, finishing the period up 4.00%. Small-cap U.S. stocks (as measured by the Russell 2000 Index) generally fared better than their large-cap counterparts (as measured by the Russell 1000 Index). Growth stocks as a group outpaced value stocks in both the large- and small-cap categories.

Fund Performance

For the 12-month period ended September 30, 2015, Eaton Vance Atlanta Capital Select Equity Fund (the Fund) had a total return of 7.01% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 1000 Index (the Index), which returned –0.61% for the same period.

The Fund outperformed the Index largely due to stock selection, with sector and industry allocation also contributing to Fund performance versus the Index. Of the 10 economic sectors in the Index, the Fund delivered positive returns in five of the seven sectors in which it was invested. The Index recorded positive returns in six of the 10 sectors.

The Fund’s lack of exposure to the lagging energy sector was the largest contributor to Fund performance relative to the Index. Stock selection and an overweight position versus the Index in the outperforming consumer discretionary sector also boosted the Fund’s relative performance.

On an individual stock basis, the Fund’s overweight position in O’Reilly Automotive, Inc., an auto parts seller within the specialty retail industry, was among the leading contributors to Fund performance versus the Index after it gained market share during the period. The industrials sector also contributed to Fund performance versus the Index, led by the Fund’s holdings in the machinery and professional services industries. Within the machinery segment, the Fund’s overweight position in Pall Corp., a manufacturer of specialized filters, was among the top contributors to Fund performance versus the Index after it was acquired during the period. Within professional services, the Fund’s overweight in Verisk Analytics, Inc., a data and risk analysis company, was a strong contributor to Fund performance versus the Index, as the company continued to see steady earnings growth during the period. The financials sector further aided the Fund’s performance relative to the Index, largely due to strength in the insurance industry. Overall, the biggest contributor to Fund performance versus the Index was the Fund’s overweight in specialty commercial provider Markel Corp., which reported solid earnings and book value growth during the period.

Conversely, consumer staples was the Fund’s weakest-performing sector relative to the Index. Within the food & staples retailing industry, the Fund’s overweight in Wal-Mart Stores, Inc. was one of the largest detractors from Fund performance versus the Index, as the retail giant was hurt by slowing sales growth and rising costs during the period. The Fund’s lack of exposure to the outperforming tobacco industry also detracted from Fund performance relative to the Index. In addition, the Fund’s lack of exposure to the utilities sector was a modest drag on relative Fund performance, as this sector outperformed the Index as a whole. On an individual stock basis, the biggest detractor from Fund performance versus the Index was the Fund’s overweight in Tyco International, PLC (“Tyco”), a commercial security systems provider within the industrials sector. Declining revenues and a sluggish business environment in Europe hampered Tyco’s performance for the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Performance2,3

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	7.01%	—	14.53%
Class A with 5.75% Maximum Sales Charge	—	—	0.87	—	12.74
Class C at NAV	03/19/2013	01/03/2012	6.16	—	13.93
Class C with 1% Maximum Sales Charge	—	—	5.16	—	13.93
Class I at NAV	01/03/2012	01/03/2012	7.24	—	14.79
Russell 1000 Index	—	—	–0.61%	13.41%	14.10%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.29%	2.04%	1.04%
Net			1.20	1.95	0.95

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/03/2012	$16,294	N.A.
Class I	$250,000	01/03/2012	$418,936	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	7.4%

TJX Cos., Inc. (The)	6.7

White Mountains Insurance Group, Ltd.	5.7

ANSYS, Inc.	5.4

U.S. Bancorp	4.8

Berkshire Hathaway, Inc., Class B	4.6

Wal-Mart Stores, Inc.	4.3

Affiliated Managers Group, Inc.	4.0

O’Reilly Automotive, Inc.	3.5

DENTSPLY International, Inc.	3.3

Total	49.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/16. Without the reimbursement, if applicable, performance would have been lower.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period* (4/1/15 – 9/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$954.90	$5.88	**	1.20%
Class C	$1,000.00	$951.20	$9.54	**	1.95%
Class I	$1,000.00	$955.80	$4.66	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.07	**	1.20%
Class C	$1,000.00	$1,015.30	$9.85	**	1.95%
Class I	$1,000.00	$1,020.30	$4.81	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2015.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Portfolio of Investments

Common Stocks — 96.8%

Security	Shares	Value

Banks — 4.8%
U.S. Bancorp	119,995	$4,920,995

		$4,920,995

Beverages — 2.9%
Diageo PLC ADR	27,292	$2,941,805

		$2,941,805

Capital Markets — 7.0%
Affiliated Managers Group, Inc.(1)	23,715	$4,055,028
TD Ameritrade Holding Corp.	97,671	3,109,844

		$7,164,872

Chemicals — 4.7%
Praxair, Inc.	25,617	$2,609,347
Sherwin-Williams Co. (The)	9,969	2,220,894

		$4,830,241

Commercial Services & Supplies — 2.0%
Tyco International, PLC	62,082	$2,077,264

		$2,077,264

Containers & Packaging — 3.0%
Ball Corp.	48,978	$3,046,432

		$3,046,432

Diversified Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(1)	35,892	$4,680,317

		$4,680,317

Food & Staples Retailing — 4.3%
Wal-Mart Stores, Inc.	67,353	$4,367,168

		$4,367,168

Food Products — 2.3%
Nestle SA ADR	30,719	$2,311,298

		$2,311,298

Health Care Equipment & Supplies — 3.3%
DENTSPLY International, Inc.	66,489	$3,362,349

		$3,362,349

Security	Shares	Value

Health Care Providers & Services — 3.0%
Henry Schein, Inc.(1)	23,162	$3,074,061

		$3,074,061

Industrial Conglomerates — 4.5%
Danaher Corp.	30,646	$2,611,346
Roper Technologies, Inc.	12,436	1,948,721

		$4,560,067

Insurance — 13.1%
Markel Corp.(1)	9,441	$7,570,360
White Mountains Insurance Group, Ltd.	7,731	5,777,376

		$13,347,736

IT Services — 6.6%
Alliance Data Systems Corp.(1)	7,380	$1,911,272
Fiserv, Inc.(1)	28,679	2,483,888
Visa, Inc., Class A	33,581	2,339,253

		$6,734,413

Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	16,172	$1,977,512

		$1,977,512

Professional Services — 2.5%
Verisk Analytics, Inc. (1)	34,144	$2,523,583

		$2,523,583

Software — 10.5%
ANSYS, Inc.(1)	62,157	$5,478,517
Check Point Software Technologies, Ltd.(1)	25,677	2,036,956
Oracle Corp.	88,271	3,188,349

		$10,703,822

Specialty Retail — 15.8%
Home Depot, Inc. (The)	21,355	$2,466,289
O’Reilly Automotive, Inc.(1)	14,288	3,572,000
Ross Stores, Inc.	68,226	3,306,914
TJX Cos., Inc. (The)	95,040	6,787,757

		$16,132,960

Total Common Stocks (identified cost $82,822,924)		$98,756,895

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Portfolio of Investments — continued

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$3,317	$3,317,098

Total Short-Term Investments (identified cost $3,317,098)		$3,317,098

Total Investments — 100.1% (identified cost $86,140,022)		$102,073,993

Other Assets, Less Liabilities — (0.1)%		$(86,491)

Net Assets — 100.0%		$101,987,502

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Statement of Assets and Liabilities

Assets	September 30, 2015
Unaffiliated investments, at value (identified cost, $82,822,924)	$98,756,895
Affiliated investment, at value (identified cost, $3,317,098)	3,317,098
Dividends receivable	101,395
Interest receivable from affiliated investment	632
Receivable for Fund shares sold	193,867
Tax reclaims receivable	3,068
Receivable from affiliates	33,265
Total assets	$102,406,220

Liabilities
Payable for Fund shares redeemed	$258,014
Payable to affiliates:
Investment adviser and administration fee	67,700
Distribution and service fees	21,163
Accrued expenses	71,841
Total liabilities	$418,718
Net Assets	$101,987,502

Sources of Net Assets
Paid-in capital	$80,618,336
Accumulated net realized gain	5,435,195
Net unrealized appreciation	15,933,971
Total	$101,987,502

Class A Shares
Net Assets	$54,145,160
Shares Outstanding	3,318,444
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.32
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.32

Class C Shares
Net Assets	$12,096,342
Shares Outstanding	755,851
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.00

Class I Shares
Net Assets	$35,746,000
Shares Outstanding	2,175,488
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Statement of Operations

Investment Income	Year Ended September 30, 2015
Dividends (net of foreign taxes, $10,489)	$974,617
Interest allocated from affiliated investment	6,720
Expenses allocated from affiliated investment	(569)
Total investment income	$980,768

Expenses
Investment adviser and administration fee	$855,515
Distribution and service fees
Class A	142,693
Class C	112,385
Trustees’ fees and expenses	5,972
Custodian fee	45,572
Transfer and dividend disbursing agent fees	98,724
Legal and accounting services	43,540
Printing and postage	22,766
Registration fees	85,623
Miscellaneous	16,569
Total expenses	$1,429,359
Deduct —
Allocation of expenses to affiliates	$159,026
Total expense reductions	$159,026

Net expenses	$1,270,333

Net investment loss	$(289,565)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,251,434
Investment transactions allocated from affiliated investment	16
Net realized gain	$7,251,450
Change in unrealized appreciation (depreciation) —
Investments	$299,201
Net change in unrealized appreciation (depreciation)	$299,201

Net realized and unrealized gain	$7,550,651

Net increase in net assets from operations	$7,261,086

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment loss	$(289,565)	$(93,257)
Net realized gain from investment transactions	7,251,450	1,808,991
Net change in unrealized appreciation (depreciation) from investments	299,201	6,655,223
Net increase in net assets from operations	$7,261,086	$8,370,957
Distributions to shareholders —
From net realized gain
Class A	$(745,026)	$(122,678)
Class C	(129,227)	(21,446)
Class I	(443,206)	(175,076)
Total distributions to shareholders	$(1,317,459)	$(319,200)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,624,460	$42,294,340
Class C	4,619,532	5,685,838
Class I	17,690,716	38,705,405
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	739,833	122,044
Class C	123,711	21,317
Class I	432,619	63,972
Cost of shares redeemed
Class A	(22,919,513)	(19,820,844)
Class C	(2,112,049)	(1,571,994)
Class I	(26,206,773)	(42,031,636)
Net increase (decrease) in net assets from Fund share transactions	$(9,007,464)	$23,468,442

Net increase (decrease) in net assets	$(3,063,837)	$31,520,199

Net Assets
At beginning of year	$105,051,339	$73,531,140
At end of year	$101,987,502	$105,051,339

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Financial Highlights

	Class A
	Year Ended September 30,			Period Ended September 30, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$15.450	$14.120	$11.770	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.047)	$(0.024)	$(0.025)	$(0.022)
Net realized and unrealized gain	1.132	1.402	2.396	1.792

Total income from operations	$1.085	$1.378	$2.371	$1.770

Less Distributions
From net realized gain	$(0.215)	$(0.048)	$(0.021)	$—

Total distributions	$(0.215)	$(0.048)	$(0.021)	$—

Net asset value — End of period	$16.320	$15.450	$14.120	$11.770

Total Return(3)	7.01%	9.78%	20.18%	17.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,145	$54,602	$28,280	$4,690
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20%	1.20%	1.20%	1.20	%(6)
Net investment loss	(0.28)%	(0.16)%	(0.19)%	(0.27	)%(6)
Portfolio Turnover	24%	45%	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.15%, 0.09%, 0.28% and 1.37% of average daily net assets for the years ended September 30, 2015, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Financial Highlights — continued

	Class C
	Year Ended September 30,		Period Ended September 30, 2013(1)
	2015	2014
Net asset value — Beginning of period	$15.270	$14.060	$12.920

Income (Loss) From Operations
Net investment loss(2)	$(0.170)	$(0.133)	$(0.077)
Net realized and unrealized gain	1.115	1.391	1.217

Total income from operations	$0.945	$1.258	$1.140

Less Distributions
From net realized gain	$(0.215)	$(0.048)	$—

Total distributions	$(0.215)	$(0.048)	$—

Net asset value — End of period	$16.000	$15.270	$14.060

Total Return(3)	6.16%	8.97%	8.82	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,096	$9,128	$4,452
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.95%	1.95%	1.95	%(6)
Net investment loss	(1.03)%	(0.89)%	(1.04	)%(6)
Portfolio Turnover	24%	45%	6	%(7)

(1)	For the period from the commencement of operations, March 19, 2013, to September 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.15%, 0.09% and 0.28% of average daily net assets for the years ended September 30, 2015 and 2014 and the period from the commencement of operations, March 19, 2013, to September 30, 2013, respectively). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2013.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Financial Highlights — continued

	Class I
	Year Ended September 30,			Period Ended September 30, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$15.520	$14.150	$11.790	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.006)	$0.016	$0.017	$0.002
Net realized and unrealized gain	1.131	1.402	2.385	1.788

Total income from operations	$1.125	$1.418	$2.402	$1.790

Less Distributions
From net investment income	$—	$—	$(0.009)	$—
From net realized gain	(0.215)	(0.048)	(0.033)	—

Total distributions	$(0.215)	$(0.048)	$(0.042)	$—

Net asset value — End of period	$16.430	$15.520	$14.150	$11.790

Total Return(3)	7.24%	10.04%	20.45%	17.90	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,746	$41,321	$40,798	$21,023
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95%	0.95%	0.95%	0.95	%(6)
Net investment income (loss)	(0.03)%	0.11%	0.13%	0.02	%(6)
Portfolio Turnover	24%	45%	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.15%, 0.09%, 0.28% and 1.37% of average daily net assets for the years ended September 30, 2015, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

15

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Notes to Financial Statements — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2015 and September 30, 2014 was as follows:

	Year Ended September 30,
	2015	2014

Distributions declared from:
Ordinary income	$182,605	$38,251
Long-term capital gains	$1,134,854	$280,949

During the year ended September 30, 2015, accumulated net realized gain was decreased by $1,485,963, accumulated net investment loss was decreased by $289,565 and paid-in capital was increased by $1,196,398 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$1,116,029
Undistributed long-term capital gains	$4,618,121
Net unrealized appreciation	$15,635,016

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and the tax treatment of short-term capital gains.

16

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,438,977

Gross unrealized appreciation	$17,897,775
Gross unrealized depreciation	(2,262,759)

Net unrealized appreciation	$15,635,016

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended September 30, 2015, the investment adviser and administration fee amounted to $855,515 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2016. Pursuant to this agreement, EVM and Atlanta Capital were allocated $159,026 in total of the Fund’s operating expenses for the year ended September 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2015, EVM earned $3,605 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $21,387 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2015 amounted to $142,693 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2015, the Fund paid or accrued to EVD $84,289 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2015 amounted to $28,096 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

17

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Notes to Financial Statements — continued

capital gain distributions. For the year ended September 30, 2015, the Fund was informed that EVD received approximately $2,000 and $400 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $25,150,244 and $35,842,613, respectively, for the year ended September 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2015	2014

Sales	1,110,111	2,826,535
Issued to shareholders electing to receive payments of distributions in Fund shares	44,893	8,297
Redemptions	(1,371,475)	(1,302,819)

Net increase (decrease)	(216,471)	1,532,013

	Year Ended September 30,
Class C	2015	2014

Sales	279,156	384,127
Issued to shareholders electing to receive payments of distributions in Fund shares	7,604	1,457
Redemptions	(128,790)	(104,368)

Net increase	157,970	281,216

	Year Ended September 30,
Class I	2015	2014

Sales	1,050,701	2,583,463
Issued to shareholders electing to receive payments of distributions in Fund shares	26,108	4,337
Redemptions	(1,564,418)	(2,807,875)

Net decrease	(487,609)	(220,075)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2015.

18

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$98,756,895	*	$—	$—	$98,756,895
Short-Term Investments	—		3,317,098	—	3,317,098

Total Investments	$98,756,895		$3,317,098	$—	$102,073,993

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Select Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Select Equity Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2015

20

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended September 30, 2015, the Fund designates approximately $977,707, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 99.87% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2015, $5,582,184 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of such personnel in investing in equity securities, including both U.S. and foreign common stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

23

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

24

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

25

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

26

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5478 9.30.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Atlanta Capital Focused Growth Fund, Eaton Vance Atlanta Capital Select Equity Fund and Eaton Vance Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 13 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2014 and September 30, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Atlanta Capital Focused Growth Fund

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$26,770	$31,470
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,460	$12,266
All Other Fees(3)	$0	$0

Total	$39,230	$43,736

Eaton Vance Atlanta Capital Select Equity Fund

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$26,220	$29,420
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,410	$11,170
All Other Fees(3)	$0	$0

Total	$36,630	$40,590

Eaton Vance Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$22,190	$27,790
Audit-Related Fees(1)	$0	$500
Tax Fees(2)	$11,220	$12,489
All Other Fees(3)	$0	$0

Total	$33,410	$40,779

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28, July 31, August 31, or September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/14	7/31/14	8/31/14	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15
Audit Fees	$56,010	$111,100	$273,050	$75,180	$57,810	$110,150	$202,140	$88,680
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$500
Tax Fees(2)	$25,630	$45,535	$105,240	$34,090	$31,200	$42,215	$65,130	$35,925
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$81,640	$156,635	$378,290	$109,270	$89,010	$152,365	$267,270	$125,105

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	2/28/14	7/31/14	8/31/14	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15
Registrant(1)	$25,630	$45,535	$105,240	$34,090	$31,200	$42,215	$65,130	$36,425
Eaton Vance(2)	$370,325	$397,473	$256,315	$256,315	$99,750	$46,000	$46,000	$46,000

(1)	Includes all of the Series of the Trust.
(2)	During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015